Other Balance Sheet Components (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, net:
Property and equipment, gross	$ 101,515	$ 96,795
Less: Accumulated depreciation	(78,665)	(65,921)
Property and equipment, net	22,850	30,874	[1]
Accrued liabilities:
Payroll and welfare	25,972	19,686
Amounts owed on option/share repurchase		1,203
Content fees	1,267	1,005
Marketing expenses	35,715	19,806
Internet connection costs	7,673	6,834
Employee payroll withholding taxes	3,547	3,547
Sales rebates	19,593	14,126
Professional fees	3,127	3,138
Revenue share	9,071	3,057
VAT and other tax payable	29,955	6,629
Payable to other service providers	2,673	1,074
Payable to outsourced service providers	2,382	1,375
Others	13,989	6,115
Total Accrued liabilities	154,964	87,595
Computers and equipment
Property and equipment, net:
Property and equipment, gross	93,947	89,069
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	4,795	4,944
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	1,309	2,052
Other
Property and equipment, net:
Property and equipment, gross	$ 1,464	$ 730

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).